CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash and amounts due from depository institutions	$ 16,829,435	$ 15,834,193
Federal funds sold and overnight interest-bearing deposits	69,479,143	46,500,729
Total cash and cash equivalents	86,308,578	62,334,922
Debt and mortgage-backed securities available for sale, at fair value	38,916,833	21,921,417
Mortgage-backed securities held to maturity, at amortized cost (fair value of $4,537,359 and $6,096,227 at September 30, 2013 and 2012, respectively)	4,294,096	5,656,963
Capital stock of Federal Home Loan Bank, at cost	4,777,400	5,558,600
Mortgage loans held for sale, at lower of cost or market	70,473,361	180,574,694
Loans receivable (net of allowance for loan losses of $18,306,114 and $17,116,595 at September 30, 2013 and 2012, respectively)	988,668,268	975,727,642
Real estate acquired in settlement of loans (net of allowance for losses of $1,837,800 and $4,706,775 at September 30, 2013 and 2012, respectively)	6,394,712	13,952,168
Premises and equipment, net	17,859,113	18,415,977
Goodwill	3,938,524	3,938,524
Accrued interest receivable	3,151,197	3,888,611
Bank-owned life insurance	32,747,251	31,844,074
Deferred tax assets	10,570,235	11,638,492
Prepaid expenses, accounts receivable and other assets	7,844,852	12,065,342
Total assets	1,275,944,420	1,347,517,426
LIABILITIES:
Deposits	1,010,811,599	1,081,698,318
Borrowed money	113,482,909	109,981,455
Subordinated debentures	19,589,000	19,589,000
Advance payments by borrowers for taxes and insurance	3,864,859	5,589,385
Accrued interest payable	469,909	695,111
Other liabilities	11,668,078	11,796,985
Total liabilities	1,159,886,354	1,229,350,254
STOCKHOLDERS' EQUITY :
Preferred stock - $0.01 par value per share, 1,000,000 shares authorized; 17,388 and 25,418 shares issued at September 30, 2013 and 2012, respectively; $1,000 per share liquidation value, net of discount	17,310,083	24,976,239
Common stock - $0.01 par value per share, 18,000,000 shares authorized; 13,082,271 and 13,068,618 shares issued at September 30, 2013 and 2012, respectively	130,823	130,687
Treasury stock - at cost (2,017,782 and 2,114,246 shares at September 30, 2013 and 2012, respectively)	(15,851,041)	(15,939,378)
Additional paid-in capital	58,402,572	56,849,475
Accumulated other comprehensive (loss) income, net	(25,540)	21,475
Retained earnings	56,091,169	52,128,674
Total stockholders' equity	116,058,066	118,167,172
Total liabilities and stockholders' equity	$ 1,275,944,420	$ 1,347,517,426